Income Tax - Components of Partnership's Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Derivative instruments	$ 3,823	$ 4,523
Taxation loss carryforwards and disallowed finance costs	35,326	34,927
Vessels and equipment	3,936	3,554
Capitalized interest	(1,927)	(2,027)
Gross deferred tax assets	41,158	40,977
Valuation allowance	(38,594)	(41,064)
Net deferred tax assets included in other assets or accrued liabilities	$ 2,564
Net deferred tax (liabilities) included in other assets or accrued liabilities		$ (87)